Incurred Claims by Accident Year (Details) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net undiscounted provision for unpaid claims	$ 4,906
Effect of discounting	(612)
Provision for adverse deviation	392
Net provision for unpaid claims	4,686
2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	5,569
Current estimates of cumulative claims	4,777
Cumulative payments to date	(4,639)
Net undiscounted provision for unpaid claims	138
2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,465
Current estimates of cumulative claims	2,030
Cumulative payments to date	(1,973)
Net undiscounted provision for unpaid claims	57
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,086
Cumulative payments to date	(1,986)
Net undiscounted provision for unpaid claims	100
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,143
Cumulative payments to date	(2,000)
Net undiscounted provision for unpaid claims	143
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,108
Cumulative payments to date	(1,901)
Net undiscounted provision for unpaid claims	207
2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,465
Cumulative payments to date	(2,091)
Net undiscounted provision for unpaid claims	374
2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative claims	2,575
Cumulative payments to date	(2,017)
Net undiscounted provision for unpaid claims	558
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative claims	2,412
Cumulative payments to date	(1,730)
Net undiscounted provision for unpaid claims	682
2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,529
Current estimates of cumulative claims	2,367
Cumulative payments to date	(1,513)
Net undiscounted provision for unpaid claims	854
2022 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	3,242
Current estimates of cumulative claims	3,242
Cumulative payments to date	(1,449)
Net undiscounted provision for unpaid claims	1,793
Later than 1 year [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,476
Later than 1 year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,307
Later than 1 year [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,615
Later than 1 year [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,684
Later than 1 year [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,499
Later than 1 year [member] | 2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than Two Years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,433
Later than Two Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,280
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than Two Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than Two Years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,573
Later than Two Years [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,654
Later than Two Years [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,412
Later than three years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,281
Later than three years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,225
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,234
Later than three years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,264
Later than three years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,201
Later than three years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,522
Later than three years [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,575
Later than four year [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,091
Later than four year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,147
Later than four year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,162
Later than four year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,200
Later than four year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,151
Later than four year [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,465
Over 5 years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,996
Over 5 years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,084
Over 5 years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,115
Over 5 years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,159
Over 5 years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,108
Later Than Six Years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,857
Later Than Six Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,044
Later Than Six Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,100
Later Than Six Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,143
Later Than Seven Years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,801
Later Than Seven Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,037
Later Than Seven Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,086
Later Than Eight Years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,802
Later Than Eight Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,030
Later Than Nine Years [member] | 2013 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	$ 4,777